Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 844,495	$ 507,730	$ 3,720,467	$ 878,419	$ 1,412,042	$ 2,781,273
Cost of Revenues	825,761	520,836	3,667,433	895,379	1,884,793	2,925,994
Gross Profit (Loss)	18,734	(13,106)	53,034	(16,960)	(472,751)	(144,721)
Operating Expenses (including stock based compensation expense of $430,084 for the year ended December 31, 2017 and $842,089 for the year ended December 31, 2016)	573,151	545,292	1,182,320	1,214,281	2,227,645	2,643,672
Loss From Operations	(554,417)	(558,398)	(1,129,286)	(1,231,241)	(2,700,396)	(2,788,393)
Other Income (Expense)
Other Income	614	136	1,422	306	1,762	415
Gain on Debt Settlement, net		2,355		2,355	25,524	450,927
Interest Expense	(220,468)	(47,625)	(658,014)	(101,606)	(474,601)	(275,776)
Gain on debt extinguishment				107,081	107,081
Change in the fair value of embedded conversion option liability					0	(19,089)
Total Other Income (Expense)	(219,854)	(45,134)	(656,592)	8,136	(340,234)	156,477
Loss Before Income Tax	(774,271)	(603,532)	(1,785,878)	(1,223,105)	(3,040,630)	(2,631,916)
Income Tax Expense		800		800	800	1,600
Net Loss	$ (774,271)	$ (604,332)	$ (1,785,878)	$ (1,223,905)	$ (3,041,430)	$ (2,633,516)
Net Loss Per Share- Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding- Basic and Diluted	144,706,495	125,647,287	144,101,477	124,039,447	127,470,749	112,469,828